Dividends Per Share (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Dividends Per Share

The dividends recognized by the SMBC Group for the fiscal years ended March 31, 2018, 2017 and 2016 were as follows:

	Dividends per share	Aggregate amount
	(In yen)	(In millions)
For the fiscal year ended March 31, 2018:
Common stock	¥155	¥218,596
For the fiscal year ended March 31, 2017:
Common stock	¥150	¥205,083
For the fiscal year ended March 31, 2016:
Common stock	¥155	¥211,922